Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2018 Option yr $ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding	3,883,350	4,232,260	4,097,400
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options | Option	3,086,030
Non-Exercisable Options	797,320
Total Options Outstanding	3,883,350
Weighted Average Remaining Contractual Life	1.5
Options [member] | 23.26 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 23.26
Exercisable Options | Option	916,800
Total Options Outstanding	916,800
Weighted Average Remaining Contractual Life	2.2
Options [member] | 24.11 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 24.11
Exercisable Options | Option	4,220
Non-Exercisable Options	4,220
Total Options Outstanding	8,440
Weighted Average Remaining Contractual Life	3.6
Options [member] | 24.45 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 24.45
Exercisable Options | Option	157,200
Total Options Outstanding	157,200
Weighted Average Remaining Contractual Life	2.2
Options [member] | 25.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 25.48
Exercisable Options | Option	809,150
Total Options Outstanding	809,150
Weighted Average Remaining Contractual Life	1.2
Options [member] | 25.89 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 25.89
Exercisable Options | Option	6,500
Non-Exercisable Options	6,500
Total Options Outstanding	13,000
Weighted Average Remaining Contractual Life	3.6
Options [member] | 26.07 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 26.07
Exercisable Options | Option	713,000
Total Options Outstanding	713,000
Weighted Average Remaining Contractual Life	0.2
Options [member] | 26.24 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 26.24
Non-Exercisable Options	442,770
Total Options Outstanding	442,770
Weighted Average Remaining Contractual Life	4.2
Options [member] | 27.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 27.51
Exercisable Options | Option	203,200
Non-Exercisable Options	203,200
Total Options Outstanding	406,400
Weighted Average Remaining Contractual Life	3.2
Options [member] | 27.58 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 27.58
Exercisable Options | Option	126,100
Total Options Outstanding	126,100
Weighted Average Remaining Contractual Life	1.2
Options [member] | 27.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 27.60
Exercisable Options | Option	910
Non-Exercisable Options	910
Total Options Outstanding	1,820
Weighted Average Remaining Contractual Life	3.4
Options [member] | 27.84 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 27.84
Non-Exercisable Options	100,590
Total Options Outstanding	100,590
Weighted Average Remaining Contractual Life	4.2
Options [member] | 27.96 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 27.96
Non-Exercisable Options	1,690
Total Options Outstanding	1,690
Weighted Average Remaining Contractual Life	4.4
Options [member] | 28.14 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 28.14
Exercisable Options | Option	33,700
Non-Exercisable Options	35,250
Total Options Outstanding	68,950
Weighted Average Remaining Contractual Life	3.2
Options [member] | 29.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 29.86
Non-Exercisable Options	2,190
Total Options Outstanding	2,190
Weighted Average Remaining Contractual Life	4.4
Options [member] | 31.74 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 31.74
Exercisable Options | Option	94,250
Total Options Outstanding	94,250
Weighted Average Remaining Contractual Life	0.2
Options [member] | 34.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 34.86
Exercisable Options | Option	13,000
Total Options Outstanding	13,000
Weighted Average Remaining Contractual Life	0.6
Options [member] | 39.52 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 39.52
Exercisable Options | Option	8,000
Total Options Outstanding	8,000
Weighted Average Remaining Contractual Life	2.6